Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, cash flow and net investment hedging (Details) - Fair value hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	103,822	94,859
Change in fair value used as a basis to determine ineffectiveness	£ 593	£ (183)
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	89,602	84,259
Change in fair value used as a basis to determine ineffectiveness	£ (38)	£ (121)
Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	14,220	10,600
Change in fair value used as a basis to determine ineffectiveness	£ 631	£ (62)
Derivative financial assets
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	147	140
Hedging instrument, liabilities	(322)	(447)
Derivative financial assets | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	26	137
Hedging instrument, liabilities	(16)	(106)
Derivative financial assets | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	121	3
Hedging instrument, liabilities	(306)	(341)
Loan liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0